SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Cash	$ 332,227	$ 231,596	$ 234,898